Loss per Share	12 Months Ended
Jun. 30, 2019
Loss Per Share [Abstract]
Loss per Share

Note 6. Loss per Share

	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$

Basic/Diluted loss per share (in cents)	3.20	2.30	6.40

a) Net loss used in the calculation of basic and diluted loss per share	4,632,743	3,010,929	6,804,154

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	144,740,535	133,660,556	105,866,110

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company's options and warrants and convertible notes payable. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.